Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2020
Computers and electronic equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	10-33
Office furniture and lab equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	6-20
Machines [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	10-20
Leasehold Improvement [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	10
Land [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment, percentage	N/A